COMPENSATION EXPENSE (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance fee compensation	$ (874)	$ (319)	$ (8,049)
Performance fee compensation payable	$ 111	985
Percentage vested from participants eligibility date	100.00%
Contributions as a percent of employee eligible wages	3.00%
Accrued contributions	$ 500	600	400
Retirement plan liability	$ 500	500
Shares authorized for grant (in shares)	4,500,000
Incentive Plan shares available for grant (in shares)	2,500,000
Stock-based compensation	$ 2,770	$ 3,811	$ 3,052
Retained Earnings [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reclass of cumulative dividends on forfeited RSUs	$ 700
Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of Class A shares (in shares)	193,282
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU vesting period	5 years
Fair value of RSUs vested	$ 1,900
Shares vested (in shares)	310,472	31,404	10,647
Cash used to settle awards	$ 700
Reversal of previously recognized compensation	2,700
Unvested RSU compensation cost not yet recognized	$ 12,500
Recognition period for unvested RSU compensation cost	3 years 2 months 1 day
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate compensation	$ 5,000	$ 5,000	$ 5,000